Tax Expense	6 Months Ended
Dec. 31, 2023
Tax Expense [Abstract]
TAX EXPENSE
19.	TAX EXPENSE

	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

Income tax
- Current period/year provision	221,207	3,570,982
- Under/(Over) provision in prior period	16,560	-
	237,767	3,570,982
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	(9,622,771)	(6,062,764)
- Over provision in prior period	(3,542,190)	(14,160)
	(13,164,961)	(6,076,924)
	(12,927,194)	(2,505,942)

Malaysian income tax is calculated at the statutory tax rate of 24% (31.12.2022: 24%) of the estimated taxable profit for the fiscal year.

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

(Loss)/Profit before tax (“PBT”)	(62,792,784)	2,426,806

Tax at Malaysian statutory rate of 24% (31.12.2022: 24%)	15,070,268	(582,434)

Tax effects in respect of:
Non-allowable expenses	(95,991)	(236,665)
Non-taxable income	-	2,384,998
Deferred tax assets not recognized	(10,945,830)	925,745
Changes in unrecognized temporary differences	2,539,157	-
Utilisation of unrecognized deferred tax assets	2,833,960	138
	9,401,564	2,491,782

(Over)/Under provision in prior period:
Income tax	(16,560)	-
Deferred tax (Note 13)	3,542,190	14,160
Tax expense	12,927,194	2,505,942